DISPOSAL OF SUBSIDIARIES (Details)			1 Months Ended	5 Months Ended		12 Months Ended
	Aug. 01, 2024 director	Oct. 13, 2023 SGD ($) shares	Nov. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Nov. 29, 2025	Dec. 31, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries | ¥								¥ (8,000)		¥ 1,666,000
Share of loss in equity method investments						¥ 600,000	$ 82,000	1,122,000		0
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Equity method investment ownership ( as a percentage)	30.00%					30.00%						30.00%			30.00%
Number Of board seats retained | director	1
Amount invested				¥ 550,000		¥ 550,000		550,000				$ 80,000.00		$ 80,000.00
Share of loss in equity method investments				1,500,000	$ 200,000
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Net assets						1,800,000						$ 300,000
Net loss				¥ 4,900,000	$ 700,000
NFTSTAR Singapore Pte. LTD | Discontinued operations, disposed of by sale
DISPOSAL OF SUBSIDIARIES
Discontinued operations, number of shares sold | shares		1
Total consideration		$ 1
Gain (loss) on disposal of subsidiaries										158,800,000	$ 22,400,000
NSWAP Singapore PTE.LTD | Discontinued operations, disposed of by sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries										¥ (300,000)	$ (40,000.00)
City Channel Ltd. ("City Channel") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries								7,500	$ 1,000
System Run Limited ("System Run") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							0
FF The9 China Joint Venture Limited ("FF The9") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							0
NCHIP Computing Private Limited | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							0
New Star International Development Ltd. ("New Star") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							0
Niuxin US Inc. | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries								2,190	300
Montcompute Limited | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries								¥ (11,600,000)	$ (1,600,000)
ShaoXing Jiuyu Internet Science And Technology Co Ltd | Disposal Group Not Discontinued Operations
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						(55,200)	(7,900)
Suzhou jiucheng information technology co ltd | Disposal Group Not Discontinued Operations
DISPOSAL OF SUBSIDIARIES
Total consideration | ¥			¥ 55,000
Gain (loss) on disposal of subsidiaries						1,400,000	200,000
Percentage of equity interest transferred			51.00%
Asian way development ltd | Disposal Group Not Discontinued Operations
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						¥ 125,000,000	$ 18,000,000
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned															61.00%	61.00%
ShaoXing Jiuyu Internet Science And Technology Co Ltd
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned						51.00%						51.00%
Suzhou jiucheng information technology co ltd | Suzhou jiucheng information technology co ltd
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned													51.00%